UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-0525
Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code:  (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/09

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
Income and Growth Fund, Inc.*

*	The Fund is expected to merge into RiverSource Balanced Fund in the third quarter of 2009.

Mid-Year Report
June 30, 2009

Seeking Total Return
Through a Combination
of Capital Appreciation
and Income, Consistent
With a Prudent Allocation
Between Equity and Fixed
Income Securities

        Table of Contents

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	8

Portfolio of Investments	9

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Notes to Financial Statements	23

Financial Highlights	35

Proxy Results	40

Additional Fund Information	41

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Income and Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class R2 and R5 shares) as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% CDSC, charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares do not have sales charges, and returns are calculated accordingly. Effective June 13, 2009, there is no longer a 1% CDSC for Class R2 shares.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2009

	Average Annual
					Class R2 and
					Class R5
					Since
	Six	One	Five	Ten	Inception
	Months*	Year	Years	Years	4/30/03

Class A

With Sales Charge	(1.47)%	(31.31)%	(5.80)%	(3.40)%	n/a

Without Sales Charge	4.56	(27.12)	(4.67)	(2.83)	n/a

Class B

With CDSC#	(0.94)	(31.29)	(5.73)	n/a	n/a

Without CDSC	4.06	(27.73)	(5.39)	(3.40)†	n/a

Class C

With 1% CDSC	3.06	(28.38)	n/a	n/a	n/a

Without CDSC	4.06	(27.67)	(5.39)	(3.56)	n/a

Class R2 (formerly Class R)	4.35	(27.29)	(4.89)	n/a	(1.83)%

Class R5 (formerly Class I)	4.44	(27.08)	(4.60)	n/a	(1.54)

Benchmarks**

Barclays Capital Aggregate Bond Index	1.90	6.05	5.01	5.98	4.38 ††

Lipper Mixed-Asset Target Allocation Growth Funds Average	6.40	(19.31)	0.06	0.79	3.09 ††

Russell 1000 Value Index	(2.87)	(29.03)	(2.13)	(0.15)	2.62 ††

Russell 1000 Value/Barclays Capital Aggregate Bond Blended Index	(0.40)	(15.72)	0.99	2.59	3.61 ††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$8.16	$7.85	$11.48

Class B	8.11	7.81	11.42

Class C	8.11	7.81	11.41

Class R2	8.18	7.87	11.50

Class R5	8.22	7.92	11.57

Dividends Per Share and Yield Information
For Periods Ended June 30, 2009

		SEC 30-Day
Dividends Paidø		Yieldøø

Class A	$0.045	1.46%

Class B	0.016	0.73

Class C	0.016	0.77

Class R2	0.031	1.27

Class R5	0.049	3.40

See footnotes on page 4.

Performance and Portfolio Overview

Composition of Net Assets

	Percent of Net Assets
	6/30/09	12/31/08

Common Stocks	63.2	60.7

US Government and Government Agency Securities	17.3	15.8

Corporate Bonds	8.1	8.2

Collateralized Mortgage Obligations	1.6	1.8

Preferred Stocks	1.3	3.3

Asset-Backed Securities	1.3	1.4

Foreign Government Agency Securities	0.6	0.5

Equity-Linked Notes	2.1	0.1

Other Short-Term Holdings and Other Assets Less Liabilities	4.5	8.2

Total	100.0	100.0

*	Returns for periods of less than one year are not annualized.
**	The Barclays Capital Aggregate Bond Index (“Barclays Capital Index”), the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Average (“Lipper Average”), and the Russell 1000 Value Index (“Russell Index”) are unmanaged benchmarks that assume reinvestment of all distributions. The Barclays Capital Index is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Blended Index is an index created by RiverSource Investments, LLC, the Fund’s Manager. It is comprised of a 60% weighting in the Russell Index and a 40% weighting in the Barclays Capital Index. The Lipper Average measures the performance of funds that, by portfolio practice, maintain a mix of between 60% – 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Russell Index measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Average excludes the effect of fees, taxes and sales charges. The Barclays Capital Index, the Blended Index, and the Russell Index exclude the effect of fees, taxes, sales charges and expenses. Investors cannot invest directly in an index or an average.
#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
†	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
††	From May 1, 2003.
ø	Represents per share amount paid or declared during the six months ended June 30, 2009.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2009, has been computed in accordance with SEC regulations and will vary.

Performance and Portfolio Overview

Diversification of Net Assets

	Percent of Net Assets
	June 30,	December 31,
	2009	2008

Common Stocks, Preferred Stocks and Corporate Bonds:

Aerospace and Defense	2.1	1.6

Air Freight and Logistics	0.8	1.1

Airlines	0.5	2.3

Beverages	0.1	0.2

Capital Goods	0.4	—

Capital Markets	1.9	1.0

Chemicals	3.4	1.5

Commercial Banks	0.7	0.9

Commercial Services and Supplies	0.8	0.1

Communications Equipment	0.8	3.4

Computers and Peripherals	3.2	1.6

Construction and Engineering	0.1	0.3

Consumer Finance	0.3	0.4

Containers and Packaging	—	0.2

Diversified Financial Services	4.1	3.6

Diversified Telecommunication Services	4.0	4.3

Electric Utilities	1.9	2.7

Electrical Equipment	0.5	0.4

Electronic Equipment, Instruments and Components	0.2	—

Energy Equipment and Services	4.1	3.9

Food and Staples Retailing	2.1	2.7

Food Products	—	0.2

Gas Utilities	1.1	0.4

Health Care Equipment and Supplies	0.8	0.2

Health Care Providers and Services	0.5	0.8

Hotels, Restaurants and Leisure	0.7	0.7

Household Durables	0.2	0.2

Household Products	—	0.2

Independent Power Producers and Energy Traders	—	0.3

Industrial Conglomerates	0.5	0.4

Insurance	4.3	3.6

Internet Software and Services	0.6	1.4

Life Sciences Tools and Services	0.4	—

Machinery	3.1	0.2

Media	0.9	0.7

Metals and Mining	1.5	1.4

Multi-Utilities	1.7	2.6

Multiline Retail	0.9	1.0

Oil, Gas and Consumable Fuels	9.6	9.1

Paper and Forest Products	0.6	—

Pharmaceuticals	4.4	7.7

Real Estate Investment Trusts	—	0.2

Road and Rail	0.2	0.1

Semiconductors and Semiconductor Equipment	2.8	1.9

Software	1.9	3.1

Specialty Retail	1.1	0.4

Tobacco	2.7	2.8

Wireless Telecommunication Services	0.1	0.4

Total Common Stocks, Preferred Stocks and Corporate Bonds	72.6	72.2

US Government and Government Agency Securities	17.3	15.8

Collateralized Mortgage Obligations	1.6	1.8

Asset-Backed Securities	1.3	1.4

Foreign Government Agency Securities	0.6	0.5

Equity-Linked Notes	2.1	0.1

Other Short-Term Holdings and Other Assets Less Liabilities	4.5	8.2

Total	100.0	100.0

Performance and Portfolio Overview

Largest Industries†
June 30, 2009

Largest Portfolio Holdings††
June 30, 2009

		Percent of
Securityø	Value	Net Assets

Hewlett-Packard	$900,197	2.4

Chevron	831,239	2.2

Intel	828,890	2.2

Lorillard	824,354	2.2

Bank of America	738,712	2.0

US Treasury Notes 2.25%, 5/31/2014	631,399	1.7

Transocean	622,922	1.7

Wal-Mart Stores	605,839	1.6

US Treasury Bonds 2.625%, 6/30/2014	596,862	1.6

ConocoPhillips	574,413	1.5

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

See footnotes on page 7.

Performance and Portfolio Overview

Largest Portfolio Changes
January 1 to June 30, 2009

Largest Purchases

US Treasury Notes 2.25%, 5/31/2014*

US Treasury Notes 2.625%, 6/30/2014*

US Treasury Notes 3.125%, 5/15/2019*

Hewlett-Packard

BP (ADR)*

US Treasury Notes 1.375%, 5/15/2012*

Verizon Communications*

E. I. duPont de Nemours*

Illinois Tool Works*

Air Products & Chemicals*

Largest Sales

US Treasury Notes 1.25%, 11/30/2010**

Mylan**

Wyeth

Schering-Plough

QUALCOMM**

Yahoo!**

Exxon Mobil

Activision Blizzard**

Qwest Communications International**

Comverse Technology**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

†	Excludes US Government and Government agency securities.
††	Excludes short-term holdings.
ø	Represents common stock unless otherwise stated. The Fund also may hold other securities issued by the companies listed.
*	Position added during the period.
**	Position eliminated during the period.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2009 and held for the entire six-month period ended June 30, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period	Account	During Period
	Value	Expense	Value	1/1/09 to	Value	1/1/09 to
	1/1/09	Ratio*	6/30/09	6/30/09**	6/30/09	6/30/09**

Class A	$1,000.00	2.07%	$1,045.60	$10.50	$1,014.53	$10.34

Class B	1,000.00	2.81	1,040.60	14.22	1,010.86	14.01

Class C	1,000.00	2.82	1,040.60	14.27	1,010.81	14.06

Class R2	1,000.00	2.33	1,044.40	11.81	1,013.24	11.63

Class R5	1,000.00	2.03	1,043.50	10.29	1,014.73	10.14

*	Expenses of Class B, Class C, Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses, and sales charges. During the six months ended June 30, 2009, the Manager voluntarily reimbursed expenses of Class R5 shares. Absent such reimbursement, the expense ratio and expenses paid by a shareholder for the period would have been higher. Certain one-time non-recurring charges (see Note 4c of the financial statements) are not annualized.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2009 to June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Common Stocks 63.2%

Aerospace and Defense 2.1%

Boeing	4,207	$178,797

Honeywell International	7,958	249,881

United Technologies	6,650	345,534

		774,212

Air Freight and Logistics 0.8%

United Parcel Service (Class B)	6,256	312,738

Airlines 0.5%

AMR*	9,386	37,732

Continental Airlines*	4,279	37,912

Delta Air Lines*	12,964	75,062

UAL*	5,390	17,194

US Airways Group*	14,476	35,177

		203,077

Capital Goods 0.4%

Parker Hannifin	3,076	132,145

Capital Markets 1.7%

Bank of New York Mellon	6,130	179,670

Goldman Sachs Group	2,331	343,683

Morgan Stanley	3,711	105,801

		629,154

Chemicals 3.3%

Air Products & Chemicals	5,605	362,027

Dow Chemical	17,114	276,220

E. I. duPont de Nemours	18,534	474,841

Praxair	1,801	127,997

		1,241,085

Commercial Banks 0.1%

U.S. Bancorp	2,773	49,692

Commercial Services and Supplies 0.5%

Waste Management	7,234	203,710

Communications Equipment 0.8%

Cisco Systems*	15,098	281,427

Computers and Peripherals 3.2%

Hewlett-Packard	23,291	900,197

International Business Machines	2,901	302,922

		1,203,119

Construction and Engineering 0.1%

Insituform Technologies*	2,493	42,306

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Consumer Finance 0.1%

SLM	3,276	$33,644

Diversified Financial Services 3.5%

Bank of America	55,963	738,712

CIT Group	55,984	120,366

JPMorgan Chase	12,698	433,129

		1,292,207

Diversified Telecommunication Services 2.8%

AT&T	19,729	490,068

Deutsche Telekom (ADR)	14,561	171,820

FairPoint Communications	235	141

Verizon Communications	12,865	395,342

		1,057,371

Electrical Equipment 0.5%

ABB (ADR)	11,310	178,472

Electronic Equipment, Instruments and Components 0.2%

Tyco Electronics	3,430	63,763

Energy Equipment and Services 3.8%

Baker Hughes	5,249	191,274

Halliburton	10,266	212,506

Schlumberger	3,324	179,862

Transocean*	8,385	622,922

Weatherford International	10,515	205,674

		1,412,238

Food and Staples Retailing 2.1%

CVS/Caremark	5,900	188,033

Wal-Mart Stores	12,507	605,839

		793,872

Health Care Equipment and Supplies 0.8%

Covidien	3,396	127,146

Medtronic	4,555	158,924

		286,070

Health Care Providers and Services 0.5%

Cardinal Health	2,096	64,033

UnitedHealth Group	4,983	124,475

		188,508

Hotels, Restaurants and Leisure 0.7%

Carnival	9,416	242,650

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Household Durables 0.2%

Centex	246	$2,081

D.R. Horton	2,110	19,750

KB Home	1,398	19,125

Pulte Homes	2,570	22,693

		63,649

Industrial Conglomerates 0.5%

Tyco International	7,160	186,017

Insurance 4.3%

ACE	6,659	294,528

Allstate	1,987	48,483

Chubb	2,090	83,349

Everest Re Group	2,757	197,318

Lincoln National	1,704	29,326

Loews	2,291	62,773

Marsh & McLennan	7,747	155,947

Travelers	6,198	254,366

XL Capital (Class A)	40,605	465,333

		1,591,423

Internet Software and Services 0.6%

Symantec*	15,421	239,951

Life Sciences Tools and Services 0.4%

Thermo Electron*	4,020	163,895

Machinery 3.1%

Caterpillar	9,370	309,585

Deere	1,415	56,529

Eaton	5,822	259,719

Illinois Tool Works	11,473	428,402

Ingersoll-Rand (Class A)	4,097	85,627

		1,139,862

Metals and Mining 1.5%

Alcoa	12,845	132,689

Freeport-McMoRan Copper & Gold	2,627	131,639

Nucor	5,435	241,477

Rio Tinto (ADR)	177	29,005

Vale	1,377	24,277

		559,087

Multi-Utilities 0.8%

Dominion Resources	5,525	184,645

Public Service Enterprise Group	3,021	98,575

		283,220

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Multiline Retail 0.9%

Kohl’s*	2,143	$91,613

Macy’s	6,572	77,287

Target	4,101	161,867

		330,767

Oil, Gas and Consumable Fuels 8.8%

Anadarko Petroleum	5,862	266,076

Apache	3,000	216,450

BP (ADR)	10,805	515,182

Chevron	12,547	831,239

ConocoPhillips	13,657	574,413

Devon Energy Corporation	2,274	123,933

EnCana	2,082	102,997

Exxon Mobil	3,908	273,208

Petroleo Brasileiro “Petrobras” (ADR)	5,833	239,036

Spectra Energy	2,510	42,469

Ultra Petroleum*	1,524	59,436

Valero Energy	2,169	36,634

		3,281,073

Paper and Forest Products 0.6%

Weyerhaeuser	6,793	206,711

Pharmaceuticals 4.4%

Abbott Laboratories	4,023	189,242

Bristol-Myers Squibb	13,917	282,654

Johnson & Johnson	4,758	270,254

Merck	9,973	278,845

Pfizer	13,436	201,540

Schering-Plough	9,743	244,744

Wyeth	3,979	180,607

		1,647,886

Road and Rail 0.1%

CSX	1,648	57,070

Semiconductors and Semiconductor Equipment 2.8%

Intel	50,084	828,890

Taiwan Semiconductor Manufacturing (ADR)	21,076	198,325

		1,027,215

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Shares or
	Principal
	Amount		Value
Software 1.9%

Microsoft	13,838	shs.	$328,929

Oracle*	16,966		363,412

			692,341

Specialty Retail 1.1%

Best Buy	2,789		93,404

Home Depot	9,916		234,315

Staples	4,864		98,107

			425,826

Tobacco 2.7%

Lorillard	12,164		824,354

Philip Morris International*	4,511		196,770

			1,021,124

Total Common Stocks (Cost $25,421,510)			23,538,577

US Government and Government Agency Securities 17.3%

US Government Securities 10.2%

US Treasury Bonds:

1.375%, 5/15/2012	$380,000	ØØ	377,864

2.625%, 6/30/2014	595,000		596,862

5.25%, 2/15/2029	90,000		101,222

5.375%, 2/15/2031	80,000		91,825

4.5%, 2/15/2036	86,000		88,593

3.5%, 2/15/2039	285,000		246,437

US Treasury Notes:

1.5%, 12/31/2013	270,000	ØØ	260,065

1.875%, 4/30/2014	235,000		228,042

2.25%, 5/31/2014	640,000		631,399

4%, 2/15/2015	210,000		223,109

2.625%, 4/30/2016	160,000		154,700

2.75%, 2/15/2019	195,000		182,629

3.125%, 5/15/2019	455,000		440,072

US Treasury STRIPS Principal 6.5%, 11/15/2026**	390,000		178,557

			3,801,376

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount	Value
US Government Securities 10.2% (continued)

Government Agency Mortgage-Backed Securitiesø†† 4.7%

Fannie Mae:

4.5%, 12/1/2020	$148,268	$153,590

5.349%, 4/1/2036#	148,895	155,606

6.033%, 4/1/2036#	233,620	245,973

5.992%, 8/1/2036#	140,601	147,632

6.5%, 9/1/2037	309,612	329,170

6.5%, TBA 7/2009	150,000	159,750

Freddie Mac:

6.161%, 8/1/2036#	190,015	200,563

6.096%, 12/1/2036#	164,030	171,487

Freddie Mac Gold 4.5%, TBA 7/2009	200,000	203,875

		1,767,646

Government Agency Securitiesø 2.4%

Fannie Mae:

3.25%, 8/12/2010	35,000	36,028

4.75%, 11/19/2012	195,000	212,074

5.125%, 1/2/2014	28,000	28,514

5.25%, 3/5/2014	100,000	103,014

5.375%, 6/12/2017	70,000	78,099

Federal Farm Credit 3.4%, 2/7/2013	205,000	213,147

Federal Home Loan Bank:

2.625%, 5/20/2011	60,000	61,164

5%, 11/17/2017	140,000	148,976

		881,016

Total US Government and Government Agency Securities (Cost $6,366,803)		6,450,038

Corporate Bonds 8.1%

Beverages 0.1%

Dr Pepper Snapple Group 6.82%, 5/1/2018	10,000	10,575

SABMiller 5.7%, 1/15/2014†	40,000	38,975

		49,550

Capital Markets 0.2%

Goldman Sachs Group 7.5%, 2/15/2019	40,000	42,831

Lehman Brothers Holdings 6.875%, 5/2/2018***	65,000	10,400

		53,231

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount	Value
Chemicals 0.1%

Dow Chemical:

8.55%, 5/15/2019	$45,000	$45,080

9.4%, 5/15/2039	5,000	5,147

		50,227

Commercial Banks 0.1%

Wells Fargo 5.625%, 12/11/2017	50,000	49,217

Commercial Services and Supplies 0.3%

Allied Waste North America 7.875%, 4/15/2013	35,000	35,700

RR Donnelley & Sons 6.125%, 1/15/2017	100,000	87,961

		123,661

Consumer Finance 0.2%

American Express 8.125%, 5/20/2019	15,000	15,566

General Electric Capital 6.875%, 1/10/2039	70,000	63,008

		78,574

Diversified Financial Services 0.6%

Bank of America:

5.65%, 5/1/2018	60,000	53,018

7.625%, 6/1/2019	20,000	20,089

Citigroup:

6.125%, 5/15/2018	20,000	17,493

8.5%, 5/22/2019	60,000	61,034

JPMorgan Chase:

6%, 1/15/2018	25,000	24,835

6.3%, 4/23/2019	25,000	25,146

		201,615

Diversified Telecommunication Services 1.2%

AT&T:

5.5%, 2/1/2018	65,000	64,905

6.55%, 2/15/2039	50,000	49,911

TELUS 8%, 6/1/2011	75,000	80,495

Verizon New York 6.875%, 4/1/2012	225,000	238,461

		433,772

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount	Value
Electric Utilities 1.1%

Arizona Public Service 6.375%, 10/15/2011	$15,000	$15,561

Cleveland Electric Illuminating 8.875%, 11/15/2018	95,000	114,550

Consumers Energy:

5%, 3/15/2015	25,000	24,669

6.7%, 9/15/2019	20,000	21,768

5.65%, 4/15/2020	5,000	5,031

Indiana Michigan Power:

7%, 3/15/2019	25,000	26,869

6.05%, 3/15/2037	55,000	51,414

Jersey Central Power & Light 7.35%, 2/1/2019	10,000	10,994

Ohio Edison 5.45%, 5/1/2015	5,000	4,921

Oncor Electric Delivery 6.375%, 5/1/2012	10,000	10,552

Potomac Electric Power 7.9%, 12/15/2038	20,000	24,692

Progress Energy 6.05%, 3/15/2014	20,000	21,031

Sierra Pacific Power 6%, 5/15/2016	80,000	81,019

		413,071

Energy Equipment and Services 0.3%

Nexen 6.4%, 5/15/2037	40,000	36,738

Weatherford International 7%, 3/15/2038	55,000	52,957

		89,695

Gas Utilities 1.1%

Colorado Interstate Gas 6.8%, 11/15/2015	205,000	210,593

Nisource Finance:

5.25%, 9/15/2017	5,000	4,287

6.4%, 3/15/2018	10,000	9,175

6.8%, 1/15/2019	45,000	42,169

5.45%, 9/15/2020	10,000	8,411

Northwest Pipeline:

7%, 6/15/2016	20,000	21,097

5.95%, 4/15/2017	30,000	29,866

Transcontinental Gas Pipe Line 6.4%, 4/15/2016	80,000	82,104

		407,702

Health Care Providers and Services 0.0%

WellPoint 5.25%, 1/15/2016	5,000	4,737

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount	Value
Media 0.9%

Comcast 5.7%, 5/15/2018	$50,000	$50,269

News America:

6.65%, 11/15/2037	40,000	35,981

6.75%, 1/9/2038	35,000	35,619

Reed Elsevier Capital 6.75%, 8/1/2011	15,000	15,751

Thomson Reuters 6.50%, 7/15/2018	190,000	197,737

Time Warner Cable 6.75%, 6/15/2039	15,000	14,599

		349,956

Multi-Utilities 0.9%

CenterPoint Energy Houston Electric 7%, 3/1/2014	35,000	37,784

CenterPoint Energy Resources:

7.75%, 2/15/2011	55,000	58,292

7.875%, 4/1/2013	15,000	16,000

Dominion Resources 5.6%, 11/15/2016	110,000	112,512

DTE Energy 7.625%, 5/15/2014	55,000	57,401

Nevada Power:

5.875%, 1/15/2015	45,000	46,099

6.5%, 8/1/2018	5,000	5,113

		333,201

Oil, Gas and Consumable Fuels 0.8%

Anadarko Petroleum 5.95%, 9/15/2016	90,000	88,796

Encana 5.9%, 12/1/2017	105,000	107,640

XTO Energy 6.25%, 8/1/2017	80,000	84,183

		280,619

Road and Rail 0.1%

CSX 6.25%, 4/1/2015	50,000	51,692

Wireless Telecommunication Services 0.1%

US Cellular 6.7%, 12/15/2033	45,000	43,109

Total Corporate Bonds (Cost $2,889,866)		3,013,629

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount
	or Shares		Value
Collateralized Mortgage Obligations†† 1.6%

Bank of America Mortgage Securities 4.185%, 7/25/2034#	$41,024		$32,872

Bear Stearns Alternate Trust 4.248%, 4/25/2035#	45,407		8,451

Chase Mortgage Finance Trust 6.304%, 5/25/2032	279,360		244,445

GS Mortgage Loan Trust 5.356%, 7/25/2035#	76,932		56,960

Homestar Mortgage Acceptance 0.634%, 3/25/2034#	67,810		39,888

Indymac Index Mortgage Loan Trust 6.173%, 3/25/2036#†	200,472		84,520

Wells Fargo 4.722%, 7/25/2034#	133,855		118,050

Total Collateralized Mortgage Obligations (Cost $833,479)			585,186

Preferred Stocks 1.3%

Commercial Banks 0.5%

HSBC USA (Series F) 5.479%#	13,100	shs.	179,863

Electric Utilities 0.8%

Pacific Gas and Electric (Series A) 6%	12,400		313,720

Total Preferred Stocks (Cost $660,185)			493,583

Asset-Backed Securities†† 1.3%

Caterpillar Financial Asset Trust 4.94%, 4/25/2014	$70,000		70,019

Centex Home Equity 2.364%, 12/25/2032#	156,348		20,237

Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		95,842

GSAA Home Equity Trust 5.344%, 9/25/2035	65,000		39,607

Irwin Home Equity 0.694%, 2/25/2034#	71,111		47,592

Structured Asset Securities 4.04%, 6/25/2033	215,431		198,657

Total Asset-Backed Securities (Cost $709,650)			471,954

Foreign Government Agency Securities 0.6%

Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000		105,968

Export-Import Bank of Korea 5.5%, 10/17/2012	115,000		117,121

Total Foreign Government Agency Securities (Cost $224,514)			223,089

Short-Term Holdings 7.8%

Money Market Fund 5.4%

SSgA U.S. Treasury Money Market Fund	2,029,149	shs.	2,029,149

See footnotes on page 19.

Portfolio of Investments (unaudited)
June 30, 2009

	Principal
	Amount	Value
Equity-Linked Notes## 2.1%

Goldman Sachs:

0%, 12/28/2009* (1)(a)	$350,000	$353,851

0%, 12/28/2009* (1)(b)	350,000	351,665

Lehman Brothers:

53.51%, 9/14/2008*** (2)(c)	348,000	37,144

39.5%, 10/2/2008*** (2)(d)	348,000	45,992

		788,652

Government Agency Security 0.3%

Fannie Mae 3.255%, 6/9/2010	90,000	92,237

Total Short-Term Holdings (Cost $3,515,050)		2,910,038

Total Investments (Cost $40,621,057) 101.2%		37,686,094

Other Assets Less Liabilities (1.2)%		(429,369)

Net Assets 100.0%		$37,256,725

*	Non-income producing security.
**	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.
***	Security in default and non-income producing.
ADR — American Depositary Receipts.
TBA — To be announced.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
ØØ	All or part of the security is held as collateral for TBA securities. As of June 30, 2009, the value of securities held as collateral was $476,039.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2009.
##	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009 was $788,652, representing 2.1% of net assets. These notes may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1) A) If the S&P 500 Index (Index) level determined at maturity equals or exceeds the Index level on the date of purchase of the notes, the principal amount of the notes plus the Index return from the date of purchase to maturity (not to exceed 16.6%); or otherwise B) i) if the Index level does not decrease by more than the percentage indicated below at any time during the period from the date of purchase to maturity, the principal amount of the notes plus the absolute value of the Index return from the date of purchase to maturity, or ii) the principal amount of the notes plus the Index return from the date of purchase to maturity:

(a) 20%
(b) 18%

(2) The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:
(c) Delta Air Lines, Intel and Mylan.
(d) Health Net, Kohl’s and Prudential Financial.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2009

Assets:

Investments, at value:

Common stocks (cost $25,421,510)	$23,538,577

US Government and Government agency securities (cost $6,366,803)	6,450,038

Corporate bonds (cost $2,889,866)	3,013,629

Collateralized mortgage obligations (cost $833,479)	585,186

Preferred stocks (cost $660,185)	493,583

Asset-backed securities (cost $709,650)	471,954

Foreign Government agency securities (cost $224,514)	223,089

Equity-linked notes (cost $1,396,000)	788,652

Other short-term holdings (cost $2,119,050)	2,121,386

Total investments (cost $40,621,057)	37,686,094

Dividends and interest receivable	122,204

Receivable for securities sold	109,086

Receivable for Capital Stock sold	40,690

Receivable from the Manager (Note 4a)	5,770

Paydown receivable	4,019

Investment in former transfer agent	3,553

Other	15,002

Total Assets	37,986,418

Liabilities:

Payable for securities purchased	454,204

Payable for Capital Stock repurchased	150,211

Accrued transfer agency fees	47,263

Management fee payable	18,679

Distribution and service (12b-1) fees payable	13,210

Accrued expenses and other	46,126

Total Liabilities	729,693

Net Assets	$37,256,725

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 4,571,328 shares outstanding):

Class A	$3,688,648

Class B	113,850

Class C	743,731

Class R2 (Note 1)	12,448

Class R5 (Note 1)	12,651

Additional paid-in capital	71,926,584

Undistributed net investment income (Note 7)	21,102

Accumulated net realized loss (Note 7)	(36,327,326)

Net unrealized depreciation of investments	(2,934,963)

Net Assets	$37,256,725

Net Asset Value Per Share:

Class A ($30,094,499 ÷ 3,688,648 shares)	$8.16

Class B ($923,280 ÷ 113,850 shares)	$8.11

Class C ($6,033,046 ÷ 743,731 shares)	$8.11

Class R2 ($101,849 ÷ 12,448 shares)	$8.18

Class R5 ($104,051 ÷ 12,651 shares)	$8.22

See Notes to Financial Statements.

Statement of Operations (unaudited)
 For the Six Months Ended June 30, 2009

Investment Income:

Dividends (net of foreign tax withheld of $265)	$363,845

Interest	249,196

Total Investment Income	613,041

Expenses:

Transfer agency fees (Note 4c)	134,830

Management fee	109,832

Distribution and service (12b-1) fees	71,127

Registration	59,830

Shareholder reports and communications	25,905

Custody and related services	25,549

Auditing and legal fees	4,153

Directors’ fees and expenses	2,193

Plan administration services fees - Class R2	13

Miscellaneous	3,555

Total Expenses Before Reimbursement	436,987

Reimbursement of expenses (Note 4a)	(5,770)

Total Expenses After Reimbursement	431,217

Net Investment Income	181,824

Net Realized and Unrealized Gain (Loss) on Investments

Net realized loss on investments	(11,356,824)

Net change in unrealized depreciation of investments	12,646,428

Net Gain on Investments	1,289,604

Increase in Net Assets from Operations	$1,471,428

See Notes to Financial Statements.

Statements of Changes in Net Assets
 (unaudited)

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008

Operations:

Net investment income	$181,824	$2,098,916

Net realized loss on investments	(11,356,824)	(19,821,936)

Net change in unrealized depreciation of investments	12,646,428	(8,997,805)

Increase (Decrease) in Net Assets from Operations	1,471,428	(26,720,825)

Distributions to Shareholders:

Net investment income:

Class A	(168,478)	(1,707,072)

Class B	(2,077)	(65,980)

Class C	(12,054)	(238,182)

Class D	—	(55,240)

Class R2	(383)	(3,948)

Class R5	(1,283)	(28,494)

Total	(184,275)	(2,098,916)

Dividends in excess of net investment income:

Class A	—	(2,967)

Class B	—	(115)

Class C	—	(414)

Class D	—	(96)

Class R2	—	(7)

Class R5	—	(50)

Total	—	(3,649)

Decrease in Net Assets from Distributions	(184,275)	(2,102,565)

Capital Share Transactions:

Net proceeds from sales of shares	450,864	1,500,937

Investment of dividends	139,801	1,651,366

Exchanged from associated funds	370,001	1,498,008

Total	960,666	4,650,311

Cost of shares repurchased	(3,766,525)	(11,402,144)

Exchanged into associated funds	(468,926)	(2,128,503)

Total	(4,235,451)	(13,530,647)

Decrease in Net Assets from Capital Share Transactions	(3,274,785)	(8,880,336)

Decrease in Net Assets	(1,987,632)	(37,703,726)

Net Assets:

Beginning of period	39,244,357	76,948,083

End of Period (including undistributed net investment income of $21,102 and $27,277, respectively)	$37,256,725	$39,244,357

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company (Note 10). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 5.75% and are subject to a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman or RiverSource mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Fund approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class R2 (formerly Class R prior to June 13, 2009) shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis. There is no longer a 1% CDSC for Class R2 shares.

Class R5 (formerly Class I prior to June 13, 2009) shares are offered to certain institutional clients and other investors, as described in the Fund’s Class R5 shares prospectus. Class R5 shares are sold without any sales charges and are not subject to distribution or service fees.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on

Notes to Financial Statements (unaudited)

an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or may be valued at amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 133”),” requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. The Fund has determined that SFAS 161 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

b.	Equity-Linked Notes — The Fund may purchase notes created by a counterparty, typically an investment bank. The notes may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Underlying Stocks”) of third party issuers or the value of a securities index (“Index”). The exchange value may be limited to an amount less than the actual value of the Underlying Stocks or

Notes to Financial Statements (unaudited)

Index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

c.	Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Fund segregates securities as collateral for its obligations to purchase TBA mortgage securities.

d.	Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a pre-determined price. Each mortgage dollar roll is treated as a sale and purchase transaction with any gain or loss recognized at the time of each sale. The Fund may be exposed to a market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

e.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments. During the six months ended June 30, 2009, the Fund had no written options.

f.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2009, distribution and service (12b-1) fees, transfer agency fees, plan administration services fees and registration expenses were class-specific expenses.

g.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

h.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

i.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

Notes to Financial Statements (unaudited)

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

3.	Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” is as follows:

	Value

	Level 1	Level 2	Level 3

	Quoted Prices	Other
	in Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
Investment Category	Investments	Inputs	Inputs

Equity Securities

Common Stocks	$23,538,577	—	—

Preferred Stocks	493,583	—	—

Money Market Fund	2,029,149	—	—

Total Equity Securities	26,061,309	—	—

Bonds

US Government Securities	—	$3,801,376	—

US Government Agency Mortgage-Backed Securities	—	1,767,646	—

US Government Agency Securities	—	973,253	—

Corporate Bonds	—	3,013,629

Collateralized Mortgage Obligations	—	585,186	—

Asset-Backed Securities	—	471,954	—

Foreign Government Agency Securities	—	223,089	—

Total Bonds	—	10,836,133	—

Other

Equity-Linked Notes	—	788,652	—

Total	$26,061,309	$11,624,785	—

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.	Management and Administrative Services — RiverSource Investments, LLC (“RiverSource” or the “Manager”) receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets. For the six months ended June 30, 2009, the Manager voluntarily reimbursed $5,770 of expenses for the Class R5 shares, which the Manager owed to the Fund at June 30, 2009.

Under an Administrative Services Agreement, Ameriprise Financial, Inc. (“Ameriprise”), the parent company of the Manager, administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise provides the Fund with office space, and certain administrative and other

Notes to Financial Statements (unaudited)

services and executive and other personnel as are necessary for Fund operations. Ameriprise pays all of the compensation of Board members of the Fund who are employees or consultants of RiverSource and of the officers and other personnel of the Fund. Ameriprise reserves the right to seek Board approval to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise anticipates that any such increase in fees would be offset by decreases in advisory fees under the Investment and Management Services Agreement and in certain other Fund expenses. If an increase in fees under the Administrative Services Agreement would not be offset by decreases in advisory fees and other expenses, the Fund will inform shareholders prior to the effectiveness of such increase.

b.	Distribution Services — The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with RiverSource Fund Distributors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2009, fees incurred under the Plan aggregated $36,424, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, and Class R2 (formerly Class R) shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class R2 shares for which the organizations are responsible; and, Class C, and Class R2 shares, fees for providing other distribution assistance of up to 0.75% and 0.25%, respectively on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares and 0.50% per annum of the average net daily assets of Class R2 shares amounted to $5,264, $29,207, and $232, respectively.

Sales charges received by the Distributor for distributing Fund shares were $8,162 for Class A, $949 for Class B and $101 for Class C for the six months ended June 30, 2009.

c.	Transfer Agency Services — Under a Transfer Agency Agreement, RiverSource Service Corporation (“RSC”), an affiliate of the Manager, maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays RSC an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. RSC also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Fund also pays RSC an annual asset-based fee at a rate of 0.05% of the Fund’s average daily net assets attributable to Class R2 (formerly Class R) and Class R5 (formerly Class I) shares. RSC charges an annual fee of $5 per inactive account, charged on a pro-rata basis for the 12-month period from the date the account becomes inactive.

RSC also charges an annual plan administration services fee at a rate of 0.25% of the average daily net assets of the Fund’s Class R2 shares for the provision of various administrative, recordkeeping, communications and educational services. For the period from June 15, 2009 to June 30, 2009, RSC charges for transfer agency and shareholder services and for plan administration services fees were $4,920 and $13, respectively.

Prior to June 15, 2009, Seligman Data Corp. (“SDC”), owned by the Fund and certain associated investment companies, provided shareholder servicing and transfer agency services to the Fund, as

Notes to Financial Statements (unaudited)

well as certain other Seligman funds. The Fund’s ownership interest in SDC at June 30, 2009 is reported as in investment in former transfer agent on the Statement of Assets and Liabilities at a cost of $3,553. In January 2009, the Board approved the Fund’s termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RSC to provide shareholder servicing and transfer agency services. As a result of the Board’s termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC’s sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from January 1, 2009 to June 15, 2009, SDC charged the Fund $76,144 for shareholder account and transfer agency services in accordance with a methodology approved by the Fund’s Board. Class R5 shares (formerly designated as Class I shares prior to June 13, 2009) received more limited shareholder services than the Fund’s other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Seligman funds’ relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges were incurred over a period from January 28, 2009 to June 12, 2009, and amounted to $53,766, or 0.15% of the Fund’s average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are reported as transfer agency fees on the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $42,343 and is included in accrued transfer agency fees on the Statement of Assets and Liabilities. The Non-Recurring Charges are included in the Fund’s total expenses and are, therefore, subject to the expense reimbursement described above in respect of Class R5 shares.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Fund’s total potential future obligation under the Guaranty over the life of the Guaranty is $74,700. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

d.	Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Fund’s proportionate share of certain expenses of a company providing limited administrative services to the Fund and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2009, the Fund paid $882 to this company for such services.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman and RiverSource Groups of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2009, of $765 is

Notes to Financial Statements (unaudited)

included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Certain officers and directors of the Fund are officers or directors of the Manager, Ameriprise, the Distributor, RSC, and/or Seligman Data Corp.

5.	Committed Line of Credit — Effective June 17, 2009, the Fund became an additional borrower in a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the “Administrative Agent”), whereby the Fund may borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other Seligman and RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Until June 17, 2009, the Fund was a participant in a committed line of credit with a syndicate of banks, whereby the Fund was permitted to borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other Seligman funds, severally and not jointly, permitted collective borrowings up to $200 million. Interest was charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.50%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. The Fund had no borrowings during the six months ended June 30, 2009.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency securities and short-term investments, for the six months ended June 30, 2009, amounted to $12,175,947 and $19,346,275, respectively. Purchases and sales of US Government and government agency obligations were $16,590,072 and $11,850,810, respectively.

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2009, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2009, the cost of investments for federal income tax purposes was $40,904,533. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $287,523 and the amortization of premium for financial reporting purposes of $4,047.

Notes to Financial Statements (unaudited)

At June 30, 2009, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$2,678,335

Gross unrealized depreciation of portfolio securities	(5,896,774)

Net unrealized depreciation of portfolio securities	(3,218,439)

Capital loss carryforwards	(13,274,513)

Current period net realized loss*	(22,758,474)

Total accumulated losses	$(39,251,426)

*	Includes post-October losses of $11,585,445 from prior year.

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $13,274,513, which are available for offset against future taxable net capital gains,with $5,083,265 expiring in 2010 and $8,191,248 expiring in 2016. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforwards before they expire.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred $11,585,445 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these post-October losses and treat them as arising in the fiscal year ending December 31, 2009. These losses will be available to offset future taxable net gains.

For the six months ended June 30, 2009 and the year ended December 31, 2008, all distributions to shareholders were ordinary income for tax purposes.

8.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	35,117	$271,390	85,618	$902,199

Investment of dividends	16,579	127,342	126,107	1,328,882

Exchanged from associated funds	35,361	267,567	68,592	697,478

Converted from Class B*	22,541	173,958	81,984	906,984

Total	109,598	840,257	362,301	3,835,543

Cost of shares repurchased	(349,309)	(2,668,397)	(741,309)	(7,624,246)

Exchanged into associated funds	(38,857)	(290,564)	(143,464)	(1,414,420)

Total	(388,166)	(2,958,961)	(884,773)	(9,038,666)

Decrease	(278,568)	$(2,118,704)	(522,472)	$(5,203,123)

See footnotes on page 32.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008†

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,885	$14,291	7,434	$82,071

Investment of dividends	198	1,512	4,945	52,912

Exchanged from associated funds	5,291	38,422	7,816	95,483

Total	7,374	54,225	20,195	230,466

Cost of shares repurchased	(14,540)	(113,202)	(52,709)	(583,029)

Exchanged into associated funds	(10,352)	(79,221)	(17,315)	(204,926)

Converted to Class A*	(22,674)	(173,958)	(82,475)	(906,984)

Total	(47,566)	(366,381)	(152,499)	(1,694,939)

Decrease	(40,192)	$(312,156)	(132,304)	$(1,464,473)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	20,457	$155,935	23,551	$258,130

Investment of dividends	1,223	9,378	18,737	191,578

Exchanged from associated funds	8,050	62,317	40,169	371,743

Converted from Class D**	—	—	591,381	7,380,436

Total	29,730	227,630	673,838	8,201,887

Cost of shares repurchased	(77,098)	(583,011)	(222,773)	(2,267,868)

Exchanged into associated funds	(13,558)	(98,019)	(41,559)	(373,783)

Total	(90,656)	(681,030)	(264,332)	(2,641,651)

Increase (decrease)	(60,926)	$(453,400)	409,506	$5,560,236

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	5,667	$68,920

Investment of dividends	—	—	3,826	45,495

Exchanged from associated funds	—	—	27,022	333,304

Total	—	—	36,515	447,719

Cost of shares repurchased	—	—	(57,229)	(694,922)

Exchanged into associated funds	—	—	(10,378)	(127,205)

Converted to Class C**	—	—	(591,381)	(7,380,436)

Total	—	—	(658,988)	(8,202,563)

Decrease	—	—	(622,473)	$(7,754,844)

Class R2	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	684	$5,300	8,598	$101,396

Investment of dividends	37	286	384	3,955

Exchanged from associated funds	204	1,695	—	—

Total	925	7,281	8,982	105,351

Cost of shares repurchased	(156)	(1,248)	(1,108)	(10,785)

Exchanged into associated funds	(150)	(1,122)	(1,028)	(8,169)

Total	(306)	(2,370)	(2,136)	(18,954)

Increase	619	$4,911	6,846	$86,397

See footnotes on page 32.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008†

Class R5	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	513	$3,948	7,702	$88,221

Investment of dividends	170	1,283	2,691	28,544

Total	683	5,231	10,393	116,765

Cost of shares repurchased	(52,654)	(400,667)	(20,269)	(221,294)

Decrease	(51,971)	$(395,436)	(9,876)	$(104,529)

†	January 1, 2008 to May 16, 2008, in the case of Class D shares.
*	Automatic conversion of Class B shares to Class A shares approximately eight years after initial purchase date.
**	Effective May 16, 2008, Class D shares converted to Class C shares.

9.	Information Regarding Pending and Settled Legal Proceedings — In late 2003, J. & W. Seligman & Co. Incorporated (“JWS”), the Fund’s former manager, conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in

Notes to Financial Statements (unaudited)

frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was Seligman Income and Growth Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.1 Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise

See footnote on page 34.

Notes to Financial Statements (unaudited)

believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.1

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.	Fund Merger — In June 2009, shareholders of the Fund approved the merger of the Fund into RiverSource Balanced Fund. It is anticipated that the merger will occur in the third quarter of 2009.

11.	Subsequent Events — Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through August 27, 2009, the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Financial Highlights (unaudited)

The tables below are intended to help you understand each class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Class A
	Six Months
	Ended	Year Ended December 31,
	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.85	$13.12	$14.15	$12.67	$12.70	$11.93

Income (Loss) from Investment Operations:

Net investment income	0.04	0.39	0.72	0.48	0.16	0.16

Net realized and unrealized gain (loss) on investments and options written	0.32	(5.26)	(1.03)	1.48	(0.02)	0.81

Total from Investment Operations	0.36	(4.87)	(0.31)	1.96	0.14	0.97

Less Distributions:

Dividends from net investment income	(0.05)	(0.39)	(0.72)	(0.48)	(0.16)	(0.16)

Dividends in excess of net investment income	—	(0.01)	—	—	(0.01)	(0.04)

Total Distributions	(0.05)	(0.40)	(0.72)	(0.48)	(0.17)	(0.20)

Net Asset Value, End of Period	$8.16	$7.85	$13.12	$14.15	$12.67	$12.70

Total Return	4.56%	(37.84)%	(2.43)%	15.80%	1.07%	8.18%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$30,094	$31,154	$58,894	$65,824	$65,985	$78,971

Ratio of expenses to average net assets	2.07%†	1.61%	1.46%	1.50%	1.42%	1.38%

Ratio of net investment income to average net assets	1.29%†	3.61%	5.00%	3.62%	1.26%	1.30%

Portfolio turnover rate	84.41%	124.58%	185.42%	357.62%	219.11%	92.74%

See footnotes on page 39.

Financial Highlights (unaudited)

Class B
	Six Months
	Ended	Year Ended December 31,
	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.81	$13.05	$14.08	$12.61	$12.64	$11.88

Income (Loss) from Investment Operations:

Net investment income	0.02	0.32	0.61	0.38	0.06	0.07

Net realized and unrealized gain (loss) on investments and options written	0.30	(5.24)	(1.02)	1.47	(0.02)	0.80

Total from Investment Operations	0.32	(4.92)	(0.41)	1.85	0.04	0.87

Less Distributions:

Dividends from net investment income	(0.02)	(0.32)	(0.61)	(0.38)	(0.06)	(0.07)

Dividends in excess of net investment income	—	—	(0.01)	—	(0.01)	(0.04)

Total Distributions	(0.02)	(0.32)	(0.62)	(0.38)	(0.07)	(0.11)

Net Asset Value, End of Period	$8.11	$7.81	$13.05	$14.08	$12.61	$12.64

Total Return	4.06%	(38.29)%	(3.16)%	15.01%	0.30%	7.35%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$923	$1,203	$3,736	$5,441	$8,010	$12,049

Ratio of expenses to average net assets	2.81%†	2.37%	2.21%	2.25%	2.17%	2.13%

Ratio of net investment income to average net assets	0.55%†	2.85%	4.25%	2.86%	0.51%	0.55%

Portfolio turnover rate	84.41%	124.58%	185.42%	357.62%	219.11%	92.74%

See footnotes on page 39.

Financial Highlights (unaudited)

Class C
	Six Months
	Ended	Year Ended December 31,
	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.81	$13.04	$14.07	$12.60	$12.64	$11.88

Income (Loss) from Investment Operations:

Net investment income	0.01	0.30	0.61	0.38	0.06	0.07

Net realized and unrealized gain (loss) on investments and options written	0.31	(5.21)	(1.02)	1.47	(0.03)	0.80

Total from Investment Operations	0.32	(4.91)	(0.41)	1.85	0.03	0.87

Less Distributions:

Dividends from net investment income	(0.02)	(0.30)	(0.61)	(0.38)	(0.06)	(0.07)

Dividends in excess of net investment income	—	(0.02)	(0.01)	—	(0.01)	(0.04)

Total Distributions	(0.02)	(0.32)	(0.62)	(0.38)	(0.07)	(0.11)

Net Asset Value, End of Period	$8.11	$7.81	$13.04	$14.07	$12.60	$12.64

Total Return	4.06%	(38.24)%	(3.16)%	15.02%	0.22%	7.35%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,033	$6,283	$5,151	$5,879	$6,213	$6,927

Ratio of expenses to average net assets	2.82%†	2.37%	2.21%	2.25%	2.17%	2.13%

Ratio of net investment income to average net assets	0.54%†	2.85%	4.25%	2.86%	0.51%	0.55%

Portfolio turnover rate	84.41%	124.58%	185.42%	357.62%	219.11%	92.74%

See footnotes on page 39.

Financial Highlights (unaudited)

Class R2 (formerly Class R prior to June 13, 2009)
	Six Months
	Ended	Year Ended December 31,
	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.87	$13.14	$14.18	$12.67	$12.72	$11.92

Income (Loss) from Investment Operations:

Net investment income	0.03	0.36	0.68	0.45	0.13	0.13

Net realized and unrealized gain (loss) on investments and options written	0.31	(5.25)	(1.03)	1.51	(0.03)	0.82

Total from Investment Operations	0.34	(4.89)	(0.35)	1.96	0.10	0.95

Less Distributions:

Dividends from net investment income	(0.03)	(0.36)	(0.68)	(0.45)	(0.13)	(0.13)

Dividends in excess of net investment income	—	(0.02)	(0.01)	—	(0.02)	(0.02)

Total Distributions	(0.03)	(0.38)	(0.69)	(0.45)	(0.15)	(0.15)

Net Asset Value, End of Period	$8.18	$7.87	$13.14	$14.18	$12.67	$12.72

Total Return	4.35%	(37.93)%	(2.73)%	15.73%	0.78%	7.99%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$102	$93	$65	$100	$290	$5

Ratio of expenses to average net assets	2.33%†	1.87%	1.71%	1.75%	1.67%	1.63%

Ratio of net investment income to average net assets	1.03%†	3.35%	4.75%	3.36%	1.01%	1.05%

Portfolio turnover rate	84.41%	124.58%	185.42%	357.62%	219.11%	92.74%

See footnotes on page 39.

Financial Highlights (unaudited)

Class R5 (formerly Class I prior to June 13, 2009)
	Six Months
	Ended	Year Ended December 31,
	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.92	$13.20	$14.24	$12.73	$12.74	$11.94

Income (Loss) from Investment Operations:

Net investment income	0.05	0.42	0.72	0.48	0.16	0.17

Net realized and unrealized gain (loss) on investments and options written	0.30	(5.28)	(1.04)	1.51	(0.01)	0.81

Total from Investment Operations	0.35	(4.86)	(0.32)	1.99	0.15	0.98

Less Distributions:

Dividends from net investment income	(0.05)	(0.42)	(0.72)	(0.48)	(0.16)	(0.17)

Dividends in excess of net investment income	—	—	—	—	—	(0.01)

Total Distributions	(0.05)	(0.42)	(0.72)	(0.48)	(0.16)	(0.18)

Net Asset Value, End of Period	$8.22	$7.92	$13.20	$14.24	$12.73	$12.74

Total Return	4.44%	(37.62)%	(2.48)%	15.88%	1.16%	8.30%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$104	$512	$983	$874	$759	$942

Ratio of expenses to average net assets	2.03%†	1.44%	1.45%	1.49%	1.40%	1.27%

Ratio of net investment income to average net assets	1.33%†	3.78%	5.01%	3.62%	1.28%	1.41%

Portfolio turnover rate	84.41%	124.58%	185.42%	357.62%	219.11%	92.74%

Without expense reimbursement:††

Ratio of expenses to average net assets	6.01%†		1.84%	1.71%

Ratio of net investment income (loss) to average net assets	(2.65)%†		4.62%	3.40%

†	Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
††	The Manager, and previously JWS, at their discretion, reimbursed certain expenses for the Class R5 shares (Note 4a).

See Notes to Financial Statements.

Proxy Results

Shareholders of Seligman Income and Growth Fund voted on a proposal to approve an Agreement and Plan of Reorganization at a Special Meeting of Shareholders held on June 2, 2009. Shareholders voted in favor of the proposal. The number of shares voted are as follows:

For	Against	Abstain
2,231,768.739	96,486.243	147,745.401

As a result of the approval of this proposal, the Fund will be merged into RiverSource Balanced Fund. It is anticipated that the merger will occur in the third quarter of 2009.

Additional Fund Information

Fund Symbols	General Distributor	Important Telephone Number
Class A: SINFX Class B: SIBBX Class C: SIMCX Class R2: SIFRX Manager RiverSource Investments, LLC 200 Ameriprise Financial Center Minneapolis, MN 55474	RiverSource Fund Distributors, Inc. 50611 Ameriprise Financial Center Minneapolis, MN 55474 Shareholder Service Agent RiverSource Service Corporation 734 Ameriprise Financial Center Minneapolis, MN 55474	For Shareholder Services, Retirement Plan Services, or 24-Hour Automated Telephone Access Service (800) 221-2450

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund’s Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through the websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

EQIN3 6/09

FORM N-CSR
ITEM 2. CODE OF ETHICS.
          Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.
ITEM 6. INVESTMENTS.
(a) Schedule I — Investments in securities of unaffiliated issuers.
Included in Item 1 above.
(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting was held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	September 2, 2009

SELIGMAN INCOME AND GROWTH FUND, INC.
EXHIBIT INDEX
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.